Eagle Capital Select Equity ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 97.5%
Communication Services – 22.2%
Alphabet, Inc., Class A* ......................................................... 134,241 $ 20,260,994
Alphabet, Inc., Class C* ........................................................ 628,209 95,651,102
Charter Communications, Inc., Class A* ............................................ 106,065 30,825,671
Comcast Corp., Class A ........................................................ 1,052,710 45,634,979
Liberty Broadband Corp., Class A* ................................................ 21,847 1,247,901
Liberty Broadband Corp., Class C* ................................................ 43,454 2,486,872
Meta Platforms, Inc., Class A .................................................... 262,537 127,482,716
Netflix, Inc.* .................................................................. 122,535 74,419,182
398,009,417
Consumer Discretionary – 14.8%
Amazon.com, Inc.* ............................................................ 807,714 145,695,451
AutoZone, Inc.* ............................................................... 1,880 5,925,102
Coupang, Inc., Class A, (South Korea)* ............................................ 13,378 237,995
Hilton Worldwide Holdings, Inc. .................................................. 209,349 44,656,235
Marriott International, Inc./Md, Class A ............................................. 161,926 40,855,549
Prosus NV, ADR, (China) ....................................................... 4,553,887 28,507,333
265,877,665
Energy – 10.2%
ConocoPhillips ............................................................... 741,690 94,402,303
Exxon Mobil Corp. ............................................................. 4,204 488,673
Occidental Petroleum Corp. ..................................................... 259,460 16,862,305
Schlumberger NV ............................................................. 7,354 403,073
Shell PLC, ADR, (Netherlands) ................................................... 1,068,689 71,644,911
183,801,265
Financials – 15.3%
Aon PLC .................................................................... 153,301 51,159,610
Capital One Financial Corp. ..................................................... 342,225 50,953,880
Enstar Group Ltd.* ............................................................ 2,250 699,210
Goldman Sachs Group, Inc. (The) ................................................ 174,513 72,892,335
JPMorgan Chase & Co. ........................................................ 5,605 1,122,681
Morgan Stanley ............................................................... 19,214 1,809,190
Visa, Inc., Class A ............................................................. 75,449 21,056,307
Wells Fargo & Co. ............................................................. 1,282,128 74,312,139
274,005,352
Health Care – 7.0%
Bayer AG, ADR, (Germany) ..................................................... 2,101,621 16,098,417
Elevance Health, Inc. .......................................................... 88,371 45,823,898
Humana, Inc. ................................................................. 1,826 633,111
Thermo Fisher Scientific, Inc. .................................................... 244 141,815
UnitedHealth Group, Inc. ........................................................ 128,056 63,349,303
126,046,544
Industrials – 15.2%
AerCap Holdings NV, (Ireland)* .................................................. 763,059 66,317,458
General Electric Co. ........................................................... 554,506 97,332,438
Safran SA, ADR, (France) ....................................................... 1,440,846 81,623,926
Woodward, Inc. ............................................................... 184,416 28,422,194
273,696,016

Eagle Capital Select Equity ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Information Technology – 12.8%
Microsoft Corp. ............................................................... 302,983 $ 127,471,008
SAP SE, ADR, (Germany) ....................................................... 268,814 52,426,794
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan) .......................... 374,616 50,966,507
230,864,309
Materials – 0.0%†
Ecolab, Inc. .................................................................. 352 81,277
Total Common Stocks (Cost $880,414,726) .......................................................
1,752,381,845
Exchange-Traded Funds – 2.5%
SPDR Bloomberg 1-3 Month T-Bill ETF
(Cost $44,070,061) .......................................................... 481,514 44,202,985
Money Market Funds – 0.0%†
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(a)
(Cost $56,146) .............................................................. 56,146 56,146
Total Investments – 100.0%
(Cost $924,540,933) ......................................................................... $ 1,796,640,976
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 336,629
Net Assets – 100.0% .......................................................................... $ 1,796,977,605
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
Summary of Investment Type
Sector
% of Net
Assets
Communication Services .......................................................................... 22.2%
Financials ...................................................................................... 15.3%
Industrials ...................................................................................... 15.2%
Consumer Discretionary ........................................................................... 14.8%
Information Technology ............................................................................ 12.8%
Energy ......................................................................................... 10.2%
Health Care ..................................................................................... 7.0%
Exchange-Traded Funds ........................................................................... 2.5%
Materials ....................................................................................... 0.0%†
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%†
Net Assets ..................................................................................... 100.0%